Restricted Cash	6 Months Ended
Jun. 30, 2023
Restricted Cash [Abstract]
RESTRICTED CASH

3. RESTRICTED CASH

The following table reconciles cash and cash equivalents and restricted cash within the consolidated balance sheets to the total included within the consolidated statement of cash flows:

	June 30, 2023	December 31, 2022
	USD ‘000	USD ‘000

Cash and cash equivalents	170,392	122,143
Restricted cash (included in other assets)	18,001	15,800
Total cash, cash equivalents and restricted cash	188,393	137,943